Investment Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investment Securities
Investment Securities

As of September 30, 2016 and December 31, 2015, investment securities were comprised of the following:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in millions)
September 30, 2016
Available-for-sale securities
Agency - Commercial	$500	$10	$—	$510
Agency - Residential	563	10	—	573
Municipal obligations	32	—	—	32
Total available-for-sale securities (1)	$1,095	$20	$—	$1,115
Held-to-maturity securities
Agency - Commercial	$619	$9	$—	$628
Agency - Residential	537	12	—	549
Total held-to-maturity securities (1)	$1,156	$21	$—	$1,177
December 31, 2015
Available-for-sale securities
Agency - Commercial	$766	$3	$(3)	$766
Agency - Residential	514	2	(2)	514
Municipal obligations	14	—	—	14
Total available-for-sale securities (1)	$1,294	$5	$(5)	$1,294
Held-to-maturity securities
Agency - Commercial	$634	$—	$(2)	$632
Agency - Residential	634	—	(4)	630
Total held-to-maturity securities (1)	$1,268	$—	$(6)	$1,262

(1)	There were no securities of a single issuer, which are not governmental or government-sponsored, that exceeded 10 percent of stockholders’ equity at September 30, 2016 or December 31, 2015.

Credit related declines in the available-for-sale and held-to-maturity securities that are determined to be other than temporary are reported as a separate component of noninterest income within the Consolidated Statement of Operations. An impaired investment security is considered to be other than temporary if (1) we intend to sell the security; (2) it is more likely than not we will be required to sell the security before recovery of its amortized cost basis; or (3) the present value of expected cash flows is not sufficient to recover all contractually required principal and interest payments.

We evaluate our securities portfolio each quarter to determine if any security is considered to be other than temporarily impaired. In making this evaluation, management considers its ability and intent to hold securities to recover current market losses. During the three and nine months ended September 30, 2016 and September 30, 2015, we had no other than temporary impairments.

Available-for-sale securities

Securities available-for-sale are carried at fair value, with unrealized gains and unrealized losses, to the extent they are temporary in nature, reported as a component of other comprehensive income.

We purchased $136 million and $203 million, of available-for-sale securities, which included U.S. government sponsored agency mortgage-backed securities and municipal obligations, during the three and nine months ended September 30, 2016, respectively. We purchased $59 million and $783 million, of available-for-sale securities, which included U.S. government sponsored agencies comprised of mortgage-backed securities, collateralized mortgage and municipal obligations during the three and nine months ended September 30, 2015, respectively. During the third quarter 2015, we subsequently transferred $462 million of the securities purchased to held-to-maturity investments.

Gains (losses) on sales of available-for-sale securities are reported in other noninterest income in the Consolidated Statements of Operations. During the three and nine months ended September 30, 2016, there were $115 million and $290 million, respectively, in sales of available-for-sale securities, which did not include those related to mortgage loans that had been securitized for sale in the normal course of business. These sales resulted in a realized gain of $3 million and $4 million during the three and nine months ended September 30, 2016, respectively. During both the three and nine months ended September 30, 2015 there were no sales of available-for-sale securities, except those related to mortgage loans that had been securitized for sale in the normal course of business.

Held-to-maturity securities

Investment securities held-to-maturity are carried at amortized cost and adjusted for amortization of premiums and accretion of discounts using the interest method. Unrealized losses are not recorded to the extent they are temporary in nature.

Transfers of investment securities into the held-to-maturity category from the available-for-sale category are accounted for at fair value on the date of transfer. The related unrealized gain, net of tax that was included in the transfer is retained in other comprehensive income amortizing as an adjustment to interest income over the remaining life of the securities. During the third quarter 2015, we transferred $1.1 billion of available-for-sale securities to held-to-maturity securities at a premium of $8 million, reflecting our intent and ability to hold those securities to maturity. The related $5 million of unrealized holding gain, net of tax, that was included in the transfer is retained in other comprehensive income (loss) and is being amortized as an adjustment to interest income over the remaining life of the securities. There were no gains or losses recognized as a result of this transfer.

We purchased zero and $15 million of held-to-maturity securities, which included U.S. government sponsored agency mortgage-backed securities during the three and nine months ended September 30, 2016, respectively. During both the three and nine months ended September 30, 2015, we purchased $10 million of held-to-maturity securities.

Gains (losses) on sales of held-to-maturity securities are reported in other noninterest income in the Consolidated Statements of Operations. During both the three and nine months ended September 30, 2016 and September 30, 2015, there were no sales of held-to-maturity securities. During both the three and nine months ended September 30, 2016 and September 30, 2015, there were no maturities and $25 million of maturities in held-to-maturity securities, respectively.

The following table summarizes by duration the unrealized loss positions on investment securities:

	Unrealized Loss Position with Duration 12 Months and Over			Unrealized Loss Position with Duration Under 12 Months
	Fair Value	Number of Securities	Unrealized Loss	Fair Value	Number of Securities	Unrealized Loss
Type of Security	(Dollars in millions)
September 30, 2016
Available-for-sale securities
Agency - Commercial	$6	1	$—	$—	—	$—
Agency - Residential	—	—	—	75	6	—
Municipal obligations	—	—	$—	1	1	—
Held-to-maturity securities
Agency - Commercial	$—	—	$—	$20	2	$—
Agency - Residential	—	—	—	19	2	—
December 31, 2015
Available-for-sale securities
Agency - Commercial	$—	—	$—	$482	27	$(3)
Agency - Residential	8	2	—	224	15	(2)
Held-to-maturity securities
Agency - Commercial	$—	—	$—	$471	27	$(2)
Agency - Residential	—	—	—	547	50	(4)

The amortized cost and estimated fair value of securities at September 30, 2016, are presented below by contractual maturity:

	Investment Securities Available-for-Sale			Investment Securities Held-to-maturity
	Amortized Cost	Fair Value	Weighted Average Yield	Amortized Cost	Fair Value	Weighted Average Yield
September 30, 2016	(Dollars in millions)			(Dollars in millions)
Due after one year through five years	$18	$18	3.94%	$—	$—	—%
Due after five years through 10 years	7	7	2.64%	61	63	2.50%
Due after 10 years	1,070	1,090	2.45%	1,095	1,114	2.40%
Total	$1,095	$1,115		$1,156	$1,177

We pledge investment securities, primarily municipal taxable and agency collateralized mortgage obligations, to collateralize lines of credit and/or borrowings. At September 30, 2016, we had pledged investment securities of $918 million compared to $14 million at December 31, 2015.

Investment Securities

As of December 31, 2015 and 2014, investment securities were comprised of the following:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in millions)
December 31, 2015
Available-for-sale securities
Agency - Commercial	$766	$3	$(3)	$766
Agency - Residential	514	2	(2)	514
Municipal obligations	14	—	—	14
Total available-for-sale securities	$1,294	$5	$(5)	$1,294
Held-to-maturity securities
Agency - Commercial	$634	$—	$(2)	$632
Agency - Residential	634	—	(4)	630
Total held-to-maturity securities	$1,268	$—	$(6)	$1,262

December 31, 2014
Available-for-sale securities
Agency - Commercial	$541	$1	$(2)	$540
Agency - Residential	1,118	13	(1)	1,130
Municipal obligations	2	—	—	2
Total available-for-sale securities	$1,661	$14	$(3)	$1,672

Trading

The Company classifies mortgage backed securities it receives from its operations that it has committed to sell as trading securities. During the year ended December 31, 2013, the Company sold $170 million of trading securities, which resulted in a realized gain of less than $1 million.

Available-for-Sale

The Company purchased $1.1 billion of investment securities, all of which were U.S. government sponsored agencies, comprised of mortgage-backed securities and collateralized mortgage obligations and $14 million of municipal obligations during the year ended December 31, 2015. During the year ended December 31, 2014 the Company purchased $1.2 billion of investment securities, all of which were U.S. government sponsored agencies, comprised of mortgage-backed securities and collateralized mortgage obligations, compared to $1.1 billion of investment securities issued by U.S. government sponsored agencies and $20 million of municipal obligations during the year ended December 31, 2013.

Gains (losses) on the sales of investment securities available-for-sale are reported in other noninterest income in the Consolidated Statements of Operations. During the year ended December 31, 2015, there were $170 million in sales of U.S. government sponsored agency securities, which resulted in a gain of $3 million. During the year ended December 31, 2014, the Company sold $414 million of U.S. government sponsored agency securities, which resulted in a gain of $4 million, compared to $39 million of U.S. government sponsored agencies, which resulted in a gain of $1 million during the year ended December 31, 2013.

Held-to-Maturity

During the year ended December 31, 2015, the Company transferred $1.1 billion of available-for-sale securities to held-to-maturity securities including a premium of $8 million, reflecting the Company’s intent and ability to hold those securities to maturity. Transfers of investment securities into the held-to-maturity category from the available-for-sale category are accounted for at fair value at the date of transfer. The related $5 million of unrealized holding gain, net of tax, that was included in the transfer is retained in other comprehensive income (loss) and is being amortized as an adjustment to interest income over the remaining life of the securities. There were no gains or losses recognized as a result of this transfer. The Company did not have any investment securities classified as held-to-maturity at December 31, 2014.

The Company purchased $217 million of held-to-maturity securities, which included agency-collateralized mortgage obligations during the year ended December 31, 2015. There were no purchases during the years ended December 31, 2014 and December 31, 2013. The Company had no sales in held-to-maturity securities during the years ending December 31, 2015, 2014 and 2013, respectively.

The following table summarizes by duration the unrealized loss positions on investment securities.

	Unrealized Loss Position with Duration 12 Months and Over			Unrealized Loss Position with Duration Under 12 Months
	Fair Value	Number of Securities	Unrealized Loss	Fair Value	Number of Securities	Unrealized Loss
	(Dollars in millions)
December 31, 2015
Available-for-sale securities
Agency - Commercial	$—	—	$—	$482	27	$(3)
Agency - Residential	$8	2	$—	$224	15	$(2)
Held-to-maturity securities
Agency - Commercial	$—	—	$—	$471	27	$(2)
Agency - Residential	$—	0	$—	$547	50	$(4)
December 31, 2014
Available-for-sale securities
Agency - Commercial	$53	6	$—	$305	21	$(2)
Agency - Residential	$98	10	$(1)	$37	4	$—
December 31, 2013
Available-for-sale securities
Agency - Commercial	$—	—	$—	$326	19	$(4)
Agency - Residential	$—	—	$—	$500	44	$(6)

Credit related declines in the available-for-sale and held-to-maturity securities are classified as other-than temporary impairments ("OTTI") and are reported as a separate component of noninterest income within the Consolidated Statement of Operations. If an impaired investment security is considered to be other than temporary if (1) the Company intends to sell the security; (2) it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis; or (3) the present value of expected cash flows is not sufficient to recover all contractually required principal and interest payments.

Management evaluates its securities portfolio each quarter to determine if any security is considered to be other than temporarily impaired. In making this evaluation, management considers its ability and intent to hold securities to recover current market losses. During the years ended December 31, 2015 and December 31, 2014, the Company had no other-than-temporary impairments ("OTTI").

During the year ended December 31, 2013, the Company recognized $9 million of OTTI on the FSTAR 2006-1 mortgage securitization, which was subsequently dissolved at June 30, 2013. The Company recognized a tax benefit of $6 million during the second quarter 2013 representing the recognition of the residual tax effect associated with the previously unrealized losses on the mortgage securitization recorded in other comprehensive income (loss). At December 31, 2013, the Company had no OTTI.

The following table shows the OTTI roll forward.

	For the Years Ended December 31,
	2015	2014	2013
	(Dollars in millions)
Beginning balance of amount related to credit losses	$—	$—	$(3)
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life	—	—	1
Reductions for investment securities sold during the period (realized)	—	—	11
Additions for the amount related to the credit loss for which an OTTI impairment was not previously recognized	—	—	(9)
Ending balance of amount related to credit losses	$—	$—	$—

The amortized cost and estimated fair value of investment securities at December 31, 2015, are presented below by contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations.

	Investment Securities Available-for-Sale			Investment Securities Held-to-Maturity
	Amortized Cost	Estimated Fair Value	Weighted-Average Yield	Amortized Cost	Estimated Fair Value	Weighted-Average Yield
December 31, 2015	(Dollars in millions)			(Dollars in millions)
Due after five years through 10 years	$14	$14	4.47%	$58	$57	2.48%
Due after 10 years	1,280	1,280	2.54%	1,210	1,205	2.41%
Total	$1,294	$1,294		$1,268	$1,262

The Company has pledged investment securities, primarily municipal taxable and agency collateralized mortgage obligations, to collateralize lines of credit and/or borrowings with the Fannie Mae and other institutions. At December 31, 2015, the Company pledged $14 million of investment securities, compared to less than $1 million and $8 million at December 31, 2014 and December 31, 2013, respectively.